Cover	May 04, 2022
Entity Addresses [Line Items]
Entity Central Index Key	0001699150
Amendment Flag	false
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	Ingersoll Rand Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38095
Entity Tax Identification Number	46-2393770
Entity Address, Address Line One	525 Harbor Place Drive, Suite 600
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	655-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	IR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	800-A Beaty Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036